FEDERATED INCOME SECURITIES TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 August 31, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


      RE:  FEDERATED INCOME SECURITIES TRUST (the "Trust")
               Institutional Shares
               Institutional Service Shares
             1933 Act File No. 33-3164
             1940 Act File No. 811-4577

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated August 31, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 48 on August 27, 2004.

     If you have any questions regarding this certification, please contact Mark Nagarajan at (412) 288-7420.


                                                          Very truly yours,



                                                          /s/ Andrew P. Cross
                                                          Andrew P. Cross
                                                          Assistant Secretary